Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2016	Aug. 08, 2016	Apr. 12, 2016
Document And Entity Information
Entity Registrant Name	Worlds Inc.
Entity Central Index Key	0000001961
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 96,651,539
Entity Common Stock, Shares Outstanding		210,156,148
Document Fiscal Year Focus	2016